Performance Management - Fairlead Tactical Sector ETF	May 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year. The table shows the average annual returns of the Fund for the periods of 1 Year and Since Inception compared to a broad-based market index. Visit www.fairleadfunds.com for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Fairlead Tactical Sector ETF Calendar Year Total Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest	10/1/2023 – 12/31/2023	9.82%
Lowest	7/1/2023 – 9/30/2023	(4.45)%

The Fund’s year-to-date return as of March 31, 2026 was 1.75%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.75%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(4.45%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (3/22/2022)
Fairlead Tactical Sector ETF
Before Taxes	10.93%	6.24%
After Taxes on Distributions(1)	10.61%	5.87%
After Tax on Distributions and Sale of Fund Shares(1)	6.68%	4.75%
Russell 1000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)(2)	11.13%	5.52%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	The Russell 1000® Equal Weight Total Return Index is a broad-based securities index. The Fund does not intend to deliver similar risk characteristics to the Russell 1000® Equal Weight Total Return Index which is a benchmark only for regulatory purposes. The Russell 1000® Equal Weight Total Return Index methodology equally weights each industry within the index and then equally weights the companies within each industry. The Russell 1000® Equal Weight Total Return Index is re-weighted on a quarterly basis. The Russell 1000® Equal Weight Total Return Index is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.fairleadfunds.com